First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – T. Rowe Price Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	498,000	19,367,220
Entertainment 1.9%
Walt Disney Co. (The)(a)	312,473	31,287,921
Interactive Media & Services 1.7%
Alphabet, Inc., Class C(a)	36,322	3,777,488
Meta Platforms, Inc., Class A(a)	114,408	24,247,632
Total		28,025,120
Media 1.9%
Comcast Corp., Class A	245,164	9,294,167
News Corp., Class A	1,342,242	23,180,520
Total		32,474,687
Total Communication Services		111,154,948
Consumer Discretionary 2.8%
Auto Components 0.4%
Magna International, Inc.	132,773	7,112,649
Broadline Retail 0.4%
Kohl’s Corp.	293,209	6,902,140
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.(a)	192,025	11,031,836
Specialty Retail 1.3%
Best Buy Co., Inc.	207,645	16,252,374
TJX Companies, Inc. (The)	59,868	4,691,257
Total		20,943,631
Total Consumer Discretionary		45,990,256
Consumer Staples 9.5%
Beverages 0.8%
Coca-Cola Co. (The)	207,457	12,868,558
Consumer Staples Distribution & Retail 2.2%
Walmart, Inc.	251,597	37,097,978
Food Products 2.5%
ConAgra Foods, Inc.	866,943	32,562,379
Tyson Foods, Inc., Class A	149,000	8,838,680
Total		41,401,059
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.5%
Kimberly-Clark Corp.	182,917	24,551,120
Tobacco 2.5%
Philip Morris International, Inc.	417,881	40,638,927
Total Consumer Staples		156,557,642
Energy 7.9%
Oil, Gas & Consumable Fuels 7.9%
ConocoPhillips Co.	256,824	25,479,509
Exxon Mobil Corp.	248,677	27,269,920
TC Energy Corp.	707,172	27,516,062
TotalEnergies SE, ADR	848,477	50,102,567
Total		130,368,058
Total Energy		130,368,058
Financials 19.3%
Banks 9.8%
Bank of America Corp.	1,344,551	38,454,158
Citigroup, Inc.	309,203	14,498,529
Fifth Third Bancorp	739,548	19,701,559
Huntington Bancshares, Inc.	1,640,650	18,375,280
U.S. Bancorp	736,683	26,557,422
Wells Fargo & Co.	1,191,002	44,519,655
Total		162,106,603
Financial Services 3.8%
Equitable Holdings, Inc.	803,320	20,396,295
Fiserv, Inc.(a)	384,072	43,411,658
Total		63,807,953
Insurance 5.7%
American International Group, Inc.	581,816	29,300,254
Chubb Ltd.	203,557	39,526,698
Hartford Financial Services Group, Inc. (The)	358,879	25,010,277
Total		93,837,229
Total Financials		319,751,785
Health Care 20.3%
Biotechnology 1.0%
AbbVie, Inc.	107,370	17,111,557
2	CTIVP® – T. Rowe Price Large Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 7.1%
Baxter International, Inc.	256,000	10,383,360
Becton Dickinson & Co.	146,533	36,272,779
GE HealthCare Technologies, Inc.(a)	108,572	8,906,161
Medtronic PLC	341,237	27,510,527
Zimmer Biomet Holdings, Inc.	264,433	34,164,743
Total		117,237,570
Health Care Providers & Services 4.7%
Cigna Corp. (The)	101,141	25,844,560
CVS Health Corp.	205,813	15,293,964
Elevance Health, Inc.	78,507	36,098,303
Total		77,236,827
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	15,829	9,123,361
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	186,398	12,919,245
Elanco Animal Health, Inc.(a)	845,486	7,947,569
Johnson & Johnson	337,778	52,355,590
Merck & Co., Inc.	201,981	21,488,759
Pfizer, Inc.	516,909	21,089,887
Total		115,801,050
Total Health Care		336,510,365
Industrials 9.1%
Aerospace & Defense 1.8%
L3Harris Technologies, Inc.	148,806	29,201,689
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	84,541	16,400,109
Industrial Conglomerates 3.2%
General Electric Co.	242,328	23,166,557
Siemens AG, ADR	363,395	29,438,629
Total		52,605,186
Machinery 2.6%
Cummins, Inc.	94,512	22,577,026
Stanley Black & Decker, Inc.	266,622	21,484,401
Total		44,061,427
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.5%
Southwest Airlines Co.	270,395	8,798,653
Total Industrials		151,067,064
Information Technology 6.1%
Communications Equipment 0.7%
Cisco Systems, Inc.	200,208	10,465,873
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	42,320	5,198,166
Micron Technology, Inc.	39,000	2,353,260
QUALCOMM, Inc.	328,990	41,972,544
Texas Instruments, Inc.	38,653	7,189,844
Total		56,713,814
Software 0.8%
Microsoft Corp.	46,204	13,320,613
Technology Hardware, Storage & Peripherals 1.2%
Western Digital Corp.(a)	524,159	19,745,070
Total Information Technology		100,245,370
Materials 3.5%
Chemicals 2.4%
CF Industries Holdings, Inc.	166,127	12,042,546
International Flavors & Fragrances, Inc.	200,411	18,429,795
RPM International, Inc.	115,215	10,051,357
Total		40,523,698
Containers & Packaging 1.1%
International Paper Co.	508,377	18,332,075
Total Materials		58,855,773
Real Estate 4.5%
Residential REITs 2.4%
AvalonBay Communities, Inc.	237,236	39,869,882
Specialized REITs 2.1%
Equinix, Inc.	13,236	9,543,686
Weyerhaeuser Co.	844,472	25,443,941
Total		34,987,627
Total Real Estate		74,857,509

CTIVP® – T. Rowe Price Large Cap Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 7.6%
Electric Utilities 3.5%
Entergy Corp.	41,972	4,522,063
Southern Co. (The)	772,273	53,734,756
Total		58,256,819
Multi-Utilities 4.1%
Ameren Corp.	205,811	17,780,012
Dominion Energy, Inc.	351,945	19,677,245
Sempra Energy	194,167	29,350,284
Total		66,807,541
Total Utilities		125,064,360
Total Common Stocks (Cost $1,546,696,855)		1,610,423,130

Convertible Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Co.	6.000%	74,140	3,692,914
Total Health Care			3,692,914
Total Convertible Preferred Stocks (Cost $3,822,468)			3,692,914
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	35,802,450	35,795,290
Total Money Market Funds (Cost $35,790,143)		35,795,290
Total Investments in Securities (Cost: $1,586,309,466)		1,649,911,334
Other Assets & Liabilities, Net		4,523,831
Net Assets		1,654,435,165

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	33,788,844	56,694,021	(54,690,329)	2,754	35,795,290	2,473	391,772	35,802,450
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – T. Rowe Price Large Cap Value Fund | First Quarter Report 2023

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